Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM International Mutual Funds (Invesco International Mutual Funds)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000000537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class A
Trading Symbol	ASIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Asia Pacific Equity Fund (Class A)	$167	1.51%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market equities in the Asia Pacific ex Japan region performed very well during the fiscal year ended October 31, 2024. News of fiscal stimulus by the Chinese government drove better sentiment towards the region, with robust returns in China and Taiwan. Indian equities also performed very well during the fiscal year, as well as Australia on the developed markets side.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 20.85%, lagging the MSCI All Country Asia Pacific ex-Japan Index return of 28.15%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials and China and overweight exposures to consumer staples and Indonesia.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC has continued to benefit from increased artificial intelligence (AI) demand and a better pricing outlook.
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been, in our view, better-than-expected. The newly acquired VMware software business has generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Tencent Holdings Ltd. | A Chinese technology conglomerate. Tencent’s newer online advertising products have boosted growth and market share, and we believe the outlook for online games may improve given its solid pipeline. Profit margins have risen faster-than-expected as the company focuses on higher value revenue streams.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengniu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer Holdings Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Asia Pacific Equity Fund (Class A) —including sales charge	14.19%	3.41%	4.09%
Invesco EQV Asia Pacific Equity Fund (Class A) —excluding sales charge	20.85%	4.59%	4.68%
MSCI All Country Asia Pacific ex-Japan Index (Net)	28.15%	4.99%	4.66%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 400,589,205
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,740,026
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$400,589,205%
Total number of portfolio holdings	$50%
Total advisory fees paid	$3,740,026%
Portfolio turnover rate	$15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of Invesco Greater China Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). In connection with the reorganization, the Board of Trustees approved a reduction in the Fund's advisory fee schedule and also approved changing Class A's compensation styled Rule 12b-1 plan with a reimbursement styled Rule 12b-1 plan; such changes will become effective upon the closing of the reorganization.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class C
Trading Symbol	ASICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Asia Pacific Equity Fund (Class C)	$249	2.26%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market equities in the Asia Pacific ex Japan region performed very well during the fiscal year ended October 31, 2024. News of fiscal stimulus by the Chinese government drove better sentiment towards the region, with robust returns in China and Taiwan. Indian equities also performed very well during the fiscal year, as well as Australia on the developed markets side.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 19.97%, lagging the MSCI All Country Asia Pacific ex-Japan Index return of 28.15%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials and China and overweight exposures to consumer staples and Indonesia.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC has continued to benefit from increased artificial intelligence (AI) demand and a better pricing outlook.
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been, in our view, better-than-expected. The newly acquired VMware software business has generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Tencent Holdings Ltd. | A Chinese technology conglomerate. Tencent’s newer online advertising products have boosted growth and market share, and we believe the outlook for online games may improve given its solid pipeline. Profit margins have risen faster-than-expected as the company focuses on higher value revenue streams.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengniu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer Holdings Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Asia Pacific Equity Fund (Class C) —including sales charge	18.97%	3.81%	4.06%
Invesco EQV Asia Pacific Equity Fund (Class C) —excluding sales charge	19.97%	3.81%	4.06%
MSCI All Country Asia Pacific ex-Japan Index (Net)	28.15%	4.99%	4.66%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 400,589,205
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,740,026
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$400,589,205%
Total number of portfolio holdings	$50%
Total advisory fees paid	$3,740,026%
Portfolio turnover rate	$15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of Invesco Greater China Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). In connection with the reorganization, the Board of Trustees approved a reduction in the Fund's advisory fee schedule and also approved changing Class C's compensation styled Rule 12b-1 plan with a reimbursement styled Rule 12b-1 plan; such changes will become effective upon the closing of the reorganization.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071235 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class Y
Trading Symbol	ASIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Asia Pacific Equity Fund (Class Y)	$139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market equities in the Asia Pacific ex Japan region performed very well during the fiscal year ended October 31, 2024. News of fiscal stimulus by the Chinese government drove better sentiment towards the region, with robust returns in China and Taiwan. Indian equities also performed very well during the fiscal year, as well as Australia on the developed markets side.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 21.17%, lagging the MSCI All Country Asia Pacific ex-Japan Index return of 28.15%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials and China and overweight exposures to consumer staples and Indonesia.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC has continued to benefit from increased artificial intelligence (AI) demand and a better pricing outlook.
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been, in our view, better-than-expected. The newly acquired VMware software business has generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Tencent Holdings Ltd. | A Chinese technology conglomerate. Tencent’s newer online advertising products have boosted growth and market share, and we believe the outlook for online games may improve given its solid pipeline. Profit margins have risen faster-than-expected as the company focuses on higher value revenue streams.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengniu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer Holdings Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Asia Pacific Equity Fund (Class Y)	21.17%	4.85%	4.94%
MSCI All Country Asia Pacific ex-Japan Index (Net)	28.15%	4.99%	4.66%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 400,589,205
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,740,026
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$400,589,205%
Total number of portfolio holdings	$50%
Total advisory fees paid	$3,740,026%
Portfolio turnover rate	$15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of Invesco Greater China Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). In connection with the reorganization, the Board of Trustees approved a reduction in the Fund's advisory fee schedule effective upon the closing of the reorganization.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class R6
Trading Symbol	ASISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Asia Pacific Equity Fund (Class R6)	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market equities in the Asia Pacific ex Japan region performed very well during the fiscal year ended October 31, 2024. News of fiscal stimulus by the Chinese government drove better sentiment towards the region, with robust returns in China and Taiwan. Indian equities also performed very well during the fiscal year, as well as Australia on the developed markets side.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 21.39%, lagging the MSCI All Country Asia Pacific ex-Japan Index return of 28.15%. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials and China and overweight exposures to consumer staples and Indonesia.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC has continued to benefit from increased artificial intelligence (AI) demand and a better pricing outlook.
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been, in our view, better-than-expected. The newly acquired VMware software business has generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Tencent Holdings Ltd. | A Chinese technology conglomerate. Tencent’s newer online advertising products have boosted growth and market share, and we believe the outlook for online games may improve given its solid pipeline. Profit margins have risen faster-than-expected as the company focuses on higher value revenue streams.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengniu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer Holdings Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Asia Pacific Equity Fund (Class R6)	21.39%	5.02%	5.01%
MSCI All Country Asia Pacific ex-Japan Index (Net)	28.15%	4.99%	4.66%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 400,589,205
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,740,026
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$400,589,205%
Total number of portfolio holdings	$50%
Total advisory fees paid	$3,740,026%
Portfolio turnover rate	$15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.14%
Tencent Holdings Ltd.	5.37%
HDFC Bank Ltd., ADR	4.14%
Broadcom, Inc.	3.52%
Aristocrat Leisure Ltd.	3.37%
Tongcheng Travel Holdings Ltd.	3.10%
BDO Unibank, Inc.	3.06%
Techtronic Industries Co. Ltd.	3.01%
Central Pattana PCL, Foreign Shares	2.99%
Fuyao Glass Industry Group Co. Ltd., H Shares	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of Invesco Greater China Fund (the "Target Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all or substantially all of the assets and liabilities of the Target Fund in exchange for shares of the Fund. The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). In connection with the reorganization, the Board of Trustees approved a reduction in the Fund's advisory fee schedule effective upon the closing of the reorganization.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class A
Trading Symbol	AEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Class A)	$158	1.42%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 21.96%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Class A) —including sales charge	15.23%	2.23%	3.08%
Invesco EQV European Equity Fund (Class A) —excluding sales charge	21.96%	3.40%	3.67%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000000542 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class C
Trading Symbol	AEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Class C)	$240	2.17%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 21.01%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Class C) —including sales charge	20.01%	2.62%	3.05%
Invesco EQV European Equity Fund (Class C) —excluding sales charge	21.01%	2.62%	3.05%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000000543 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class R
Trading Symbol	AEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Class R)	$185	1.67%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 21.66%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Class R)	21.66%	3.14%	3.41%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000071236 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class Y
Trading Symbol	AEDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Class Y)	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 22.22%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Class Y)	22.22%	3.65%	3.93%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000000544 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Investor Class
Trading Symbol	EGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Investor Class)	$149	1.34%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Investor Class shares of the Fund returned 22.07%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Investor Class)	22.07%	3.49%	3.74%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000188849 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class R6
Trading Symbol	AEGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Equity Fund (Class R6)	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equities delivered robust returns for the fiscal year ended October 31, 2024, but underperformed those of other regions, including the US and emerging markets. In a market environment where the European Central Bank and the Bank of England cut interest rates, European value stocks outperformed European growth stocks, with the financials sector being the best performing sector for the fiscal year.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 22.41%, slightly lagging the MSCI Europe Index return of 22.43%. The Fund's performance for the fiscal year benefited from positive stock selection in consumer discretionary, materials, the UK and Sweden and was hampered by weaker stock selection in information technology, consumer staples, France and Switzerland.
What contributed to performance?
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
Schneider Electric SE | A French industrials company that specializes in digital automation and energy management. The company has seen robust growth driven by demand in the energy management sector and recovery signs in industrials automation in China.
CRH PLC | A construction materials company that has benefited from solid exposure to growth trends such as reshoring/onshoring and infrastructure spending in the US and Europe. We believe CRH has plenty of opportunity for mergers and acquisitions in its key markets.
What detracted from performance?
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.
Pernod Ricard S.A. | A French international spirits company that has been negatively affected by weak demand in China and slowing US trends. We believe that Pernod has strong brand equity and structural advantages.
Edenred SE | A French payment service provider that specializes in pre-paid benefits such as tax advantaged employee meal vouchers or fuel cards. The stock fell due to concerns about the visibility and duration of its profitable growth algorithm. After reviewing regulatory risk, the competitive landscape, and the impact of moderating interest rates, we believe Edenred is likely to continue a path of profitable growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Equity Fund (Class R6)	22.41%	3.78%	3.96%
MSCI Europe Index (Net)	22.43%	6.91%	5.23%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 451,231,722
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,431,176
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$451,231,722%
Total number of portfolio holdings	$60%
Total advisory fees paid	$4,431,176%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.95%
Investor AB, Class B	3.62%
RELX PLC	3.42%
Deutsche Boerse AG	2.97%
IG Group Holdings PLC	2.78%
CRH PLC	2.67%
Nestle S.A.	2.61%
Haleon PLC	2.51%
Richter Gedeon Nyrt	2.51%
Bollore SE	2.42%
* Excluding money market fund holdings, if any.

C000000551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class A
Trading Symbol	AIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class A)	$140	1.28%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 18.12%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class A) —including sales charge	11.62%	3.25%	3.53%
Invesco EQV International Equity Fund (Class A) —excluding sales charge	18.12%	4.42%	4.12%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund?
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000000553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class C
Trading Symbol	AIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class C)	$220	2.03%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 17.23%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class C) —including sales charge	16.23%	3.64%	3.50%
Invesco EQV International Equity Fund (Class C) —excluding sales charge	17.23%	3.64%	3.50%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000000554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R
Trading Symbol	AIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R)	$167	1.53%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 17.82%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R)	17.82%	4.15%	3.86%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000071239 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class Y
Trading Symbol	AIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class Y)	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 18.42%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class Y)	18.42%	4.68%	4.38%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000023043 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R5
Trading Symbol	AIEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R5)	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 18.53%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R5)	18.53%	4.77%	4.47%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120687 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R6
Trading Symbol	IGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Equity Fund (Class R6)	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 18.63%, lagging the MSCI ACWI ex USA® Index return of 24.33%. The Fund's underperformance for the fiscal year was primarily driven by stock selection and an overweight in the consumer staples sector and stock selection and an underweight in EM.
What contributed to performance?
Broadcom, Inc. | Semiconductor products manufacturer Broadcom’s generative AI demand has been better-than-expected, which drove strong performance. The newly acquired VMware software business generated better-than-expected revenue, and the company has been executing on cost synergies as planned.
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong and TSMC continued to benefit from increased AI demand and a better pricing outlook.
Investor AB | A Swedish investment holding company. The holding company combines a portfolio of, what we believe to be, high-performing blue-chip publicly listed companies with a group of structurally growing private healthcare and technology businesses. Investor AB benefited from strong performance of the company’s underlying equity stakes.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We exited the stock during the fiscal year.
STMicroelectronics N.V. | A large European semiconductor chipmaker. The company's shares have lagged due to challenges in automotive and industrial end markets. We believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remains exposed to robust long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Equity Fund (Class R6)	18.63%	4.85%	4.55%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,616,596,558
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 21,393,409
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,616,596,558%
Total number of portfolio holdings	$74%
Total advisory fees paid	$21,393,409%
Portfolio turnover rate	$28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.42%
Investor AB, Class B	3.28%
RELX PLC	2.77%
Novo Nordisk A/S, Class B	2.49%
Aristocrat Leisure Ltd.	2.31%
CRH PLC	2.30%
Broadcom, Inc.	2.19%
Schneider Electric SE	2.19%
CGI, Inc., Class A	2.13%
RB Global, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000171594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class A
Trading Symbol	VSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class A)	$50	0.44%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 29.11%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/2016)
Invesco MSCI World SRI Index Fund (Class A) —including sales charge	21.99%	9.41%	8.40%
Invesco MSCI World SRI Index Fund (Class A) —excluding sales charge	29.11%	10.66%	9.14%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000171595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class C
Trading Symbol	VSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class C)	$136	1.19%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.19%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 28.15%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/2016)
Invesco MSCI World SRI Index Fund (Class C) —including sales charge	27.15%	9.84%	8.34%
Invesco MSCI World SRI Index Fund (Class C) —excluding sales charge	28.15%	9.84%	8.34%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000171596 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R
Trading Symbol	VSQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R)	$79	0.69%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 28.81%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R)	28.81%	10.40%	8.86%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000171597 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class Y
Trading Symbol	VSQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class Y)	$22	0.19%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 29.45%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class Y)	29.45%	10.94%	9.41%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000171598 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R5
Trading Symbol	VSQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R5)	$22	0.19%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 29.45%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R5)	29.45%	10.96%	9.41%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000171599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R6
Trading Symbol	VSQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI World SRI Index Fund (Class R6)	$22	0.19%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. US outpaced other developed markets with the S&P 500® outperforming the MSCI World ex USA Index by almost 14%. As a result, the Fund’s allocation to the US, which represented 72% of the MSCI World SRI Index (the "Index"), aided performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Index. The Fund's country, sector and security weights will closely mirror those of the Index. The Index is a capitalization weighted index that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings, as determined by MSCI Inc., and excludes companies whose products have negative social or environmental impacts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 29.45%, which differed from the return of the Index, 29.94%, primarily due to fees and expenses that the Fund incurred during the period and may also be the result of exchange-rate fluctuations.
What contributed to performance?
Sector Allocations | Information technology (software & services; semiconductors & semiconductor equipment), financials (financial services & insurance), and consumer discretionary (consumer discretionary distribution & retail), respectively.
Positions | Microsoft Inc. and NVIDIA Corp., information technology companies, and Tesla Inc., a consumer discretionary company. We sold our shares in Miscrosoft, Inc. during the fiscal year.
What detracted from performance?
Sector Allocations | No sector detracted from performance in the period.
Positions | Intel Corp. and Applied Materials, Inc., information technology companies, and Halliburton Co., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/1/16)
Invesco MSCI World SRI Index Fund (Class R6)	29.45%	10.96%	9.41%
Custom Invesco MSCI World SRI Index (Net)	29.94%	11.48%	11.45%
MSCI World SRI Index (Net)	29.94%	12.44%	12.56%
MSCI World Index (Net)	33.68%	12.03%	11.78%

Performance Inception Date	Jul. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index (Net) to the MSCI World Index (Net) to reflect that the MSCI World Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 16,908,222
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$16,908,222%
Total number of portfolio holdings	$355%
Total advisory fees paid	$0%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	18.10%
Tesla, Inc.	4.02%
Home Depot, Inc. (The)	2.24%
Novo Nordisk A/S, Class B	1.98%
Coca-Cola Co. (The)	1.55%
ASML Holding N.V.	1.53%
PepsiCo, Inc.	1.32%
Adobe, Inc.	1.20%
Texas Instruments, Inc.	1.07%
Verizon Communications, Inc.	1.02%
* Excluding money market fund holdings, if any.

C000209195 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class A
Trading Symbol	GLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class A)	$148	1.25%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class A shares of the Invesco Global Focus Fund, excluding sales charge, returned 36.42% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class A) —including sales charge	28.92%	10.28%	8.49%
Invesco Global Focus Fund (Class A) —excluding sales charge	36.42%	11.54%	9.10%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

C000209197 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class C
Trading Symbol	GLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class C)	$235	2.00%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class C shares of the Invesco Global Focus Fund, excluding sales charge, returned 35.40% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class C) —including sales charge	34.40%	10.70%	8.44%
Invesco Global Focus Fund (Class C) —excluding sales charge	35.40%	10.70%	8.44%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

C000209198 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R
Trading Symbol	GLVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R)	$177	1.50%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R shares of the Invesco Global Focus Fund returned 36.10% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R)	36.10%	11.27%	8.83%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

C000209196 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class Y
Trading Symbol	GLVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class Y)	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class Y shares of the Invesco Global Focus Fund, returned 36.76% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class Y)	36.76%	11.81%	9.37%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

C000209194 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R5
Trading Symbol	GFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R5)	$105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R5 shares of the Invesco Global Focus Fund returned 36.94% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R5)	36.94%	11.95%	9.32%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209193 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R6
Trading Symbol	GLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Focus Fund (Class R6)	$105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R6 shares of the Invesco Global Focus Fund returned 36.93% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI Growth Index return of 37.22% for the period.
What contributed to performance?
Meta Platforms, Inc. | Meta Platforms continues its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Amazon.com, Inc. | Amazon.com has steadily expanded its profitability under CEO Andy Jassy. The company remains dominant in ecommerce and its cloud business has a long runway of potential growth ahead.
Uber Technologies, Inc. | Uber Technologies’ share price has surged since reaching operating profitability and free cash flow production. Uber is the undisputed global leader in ride sharing, and we believe ride sharing is set to take share from car ownership over the next decade.
What detracted from performance?
BE Semiconductor Industries N.V. | BE Semiconductor makes advanced packing solutions used in the semiconductor business with a next generation technology platform that we believe will ultimately be widely adopted. Shares of BE Semiconductor declined after the company fell short on guidance estimates during the third quarter and on concerns about a sluggish recovery in automotive and smartphone markets. We continue to hold the position.
Alibaba Group Holding Ltd. | Alibaba announced a management reshuffle and sentiment toward Chinese stocks has been sour. However, we believe the real problems are largely company specific. Alibaba has, in our view, simply not been competitive or innovative enough to stop eroding market share. We sold the stock during the period.
BeiGene Ltd. | BeiGene Ltd. is a US/Chinese biotech that has had commercial success across the globe in oncology but has been weighed down by what could only be described as a China discount. We exited our position towards the end of the period on the premise that our efforts might be better rewarded investing elsewhere.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Focus Fund (Class R6)	36.93%	11.96%	9.54%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI Index (Net)	32.79%	11.08%	9.02%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 558,070,275
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,445,315
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$558,070,275%
Total number of portfolio holdings	$41%
Total advisory fees paid	$4,445,315%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	10.60%
Alphabet, Inc., Class A	6.96%
Amazon.com, Inc.	6.59%
Hermes International S.C.A.	4.77%
Mastercard, Inc., Class A	4.70%
ServiceNow, Inc.	4.30%
Uber Technologies, Inc.	4.11%
Thermo Fisher Scientific, Inc.	3.62%
Tencent Holdings Ltd.	3.38%
Salesforce, Inc.	3.17%
* Excluding money market fund holdings, if any.

C000209203 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class A
Trading Symbol	OSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class A)	$151	1.38%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class A shares of the Invesco International Small-Mid Company Fund, excluding sales charge, returned 19.19% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class A) —including sales charge	12.65%	1.29%	6.13%
Invesco International Small-Mid Company Fund (Class A) —excluding sales charge	19.19%	2.44%	6.73%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

C000209202 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class C
Trading Symbol	OSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class C)	$234	2.14%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class C shares of the Invesco International Small-Mid Company Fund, excluding sales charge, returned 18.30% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class C) —including sales charge	17.30%	1.67%	6.09%
Invesco International Small-Mid Company Fund (Class C) —excluding sales charge	18.30%	1.67%	6.09%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

C000209201 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R
Trading Symbol	OSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R)	$179	1.64%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R shares of the Invesco International Small-Mid Company Fund returned 18.89% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R)	18.89%	2.18%	6.46%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

C000209204 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class Y
Trading Symbol	OSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class Y)	$125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class Y shares of the Invesco International Small-Mid Company Fund returned 19.50% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class Y)	19.50%	2.69%	7.00%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

C000209200 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R5
Trading Symbol	INSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R5)	$117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R5 shares of the Invesco International Small-Mid Company Fund returned 19.57% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R5)	19.57%	2.80%	6.93%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209199 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R6
Trading Symbol	OSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small-Mid Company Fund (Class R6)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology, and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• In this environment, Class R6 shares of the Invesco International Small-Mid Company Fund returned 19.62% for the fiscal year ended October 31, 2024, lagging the MSCI ACWI ex USA SMID Cap Index return of 23.10% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the health care and industrials sectors.
What contributed to performance?
VZ Holding AG | A Swiss wealth management company, delivered strong performance largely due to their market share growth during the reporting period.
Partners Group Holding AG | A Swiss asset manager focused on private markets, reported strong results driven by their strategic partnership with another asset manager which eased access to Partners’ investment strategies for the fast-growing high-net worth client segment.
DISCO Corp. | DISCO commanded a majority of the global market share in grinders and divers, making it a leader in the space for the semiconductor industry. While about half of DISCO’s profits emanate from the semiconductor capex budgets which have been driving growth, the other half is from more predictable after-market consumables, leading to a smoothing effect on earnings.
What detracted from performance?
Carl Zeiss Meditec AG | A global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-related overstocking by customers, especially in China.
LEM Holding S.A. | A Swiss designer and producer of high-quality currency and voltage transducers. LEM’s shares have been under pressure due to concerns about knock-off competition, largely from Chinese producers offering lower-cost integrated circuits.
SMS Co. LTD. | SMS is a Japanese innovator in recruiting placement as applied to health care, medical care, nursing staff, and elderly caregiving staff. Results have been challenged as of late by a reduced willingness of temp staff to switch assignments, which has pressured SMS’s commissions and thus it’s profit margins.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small-Mid Company Fund (Class R6)	19.62%	2.82%	7.15%
MSCI ACWI ex USA SMID Cap Index (Net)	23.10%	5.24%	5.17%
MSCI ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA SMID Cap Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,179,554,161
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 44,423,523
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$4,179,554,161%
Total number of portfolio holdings	$115%
Total advisory fees paid	$44,423,523%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
Sector allocation**
(% of net assets)
* Excluding money market fund holdings, if any.
** Excluding exchange-traded funds (ETFs), which represented 3.7% of net assets. While the Fund does not typically invest in ETFs, it held an ETF at the end of the reporting period to maintain exposure to international markets consistent with its investment mandate while meeting short-term liquidity requirements.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vanguard Total International Stock ETF	3.71%
OBIC Co. Ltd.	2.31%
Carl Zeiss Meditec AG, BR	2.10%
Partners Group Holding AG	1.72%
VZ Holding AG	1.72%
Nice Ltd., ADR	1.62%
Descartes Systems Group, Inc. (The)	1.59%
Azbil Corp.	1.53%
CCL Industries, Inc., Class B	1.46%
ChemoMetec A/S	1.33%
* Excluding money market fund holdings, if any.

C000209210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class A
Trading Symbol	OPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class A)	$123	1.05%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 34.55%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class A) —including sales charge	27.14%	9.22%	8.78%
Invesco Global Fund (Class A) —excluding sales charge	34.55%	10.46%	9.40%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

C000209205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class C
Trading Symbol	OGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class C)	$213	1.82%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 33.52%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class C) —including sales charge	32.52%	9.62%	8.73%
Invesco Global Fund (Class C) —excluding sales charge	33.52%	9.62%	8.73%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

C000209206 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R
Trading Symbol	OGLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R)	$155	1.32%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 34.17%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R)	34.17%	10.17%	9.11%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

C000209207 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class Y
Trading Symbol	OGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class Y)	$96	0.82%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 34.86%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class Y)	34.86%	10.72%	9.65%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

C000209208 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R5
Trading Symbol	GFDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R5)	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 34.97%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R5)	34.97%	10.85%	9.61%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209209 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R6
Trading Symbol	OGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Fund (Class R6)	$85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 34.99%. For the same time period, the MSCI ACWI Growth Index returned of 37.22%.
What contributed to performance?
Meta Platforms, Inc. | In our opinion, Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. | Alphabet reported strong results in its Google Search, cloud business and YouTube advertising in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms and advanced AI infrastructure. More recently, the company lost an anti-trust lawsuit that was brought by the United States Justice Department. The ruling is likely to be subjected to a lengthy appeals process and we do not believe the eventual remedy is likely to be severe, nor impact our long-term investment thesis on the company.
NVIDIA Corp. | NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Charter Communications | Charter Communications, a US telecommunications and mass media company, was exited on weaker customer metrics and broadband subscriptions over the period.
Meituan | Chinese shopping platform company, Meituan, had struggled over the past year due to margin pressures and slowing growth amidst stiff competition. Investors are cautious of a revenue slowdown, with management expecting consumers to be more cautious and value-oriented. As a result of this, the position was exited.
Eli Lilly and Co. | Eli Lilly was a new addition to the portfolio over the period. We feel the company has a blockbuster business emerging in its line-up of weight loss and diabetes treatments. Following the US election and the potential uncertainty surrounding the incoming administration's health policy, shares of Eli Lilly, along with many other health care stocks, experienced a modest decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Fund (Class R6)	34.99%	10.86%	9.82%
MSCI ACWI Growth Index (Net)	37.22%	13.51%	11.42%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 9,202,773,413
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 59,703,976
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$9,202,773,413%
Total number of portfolio holdings	$65%
Total advisory fees paid	$59,703,976%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.17%
Meta Platforms, Inc., Class A	9.00%
DLF Ltd.	4.74%
Analog Devices, Inc.	4.47%
S&P Global, Inc.	4.11%
SAP SE	3.77%
NVIDIA Corp.	3.66%
Intuit, Inc.	3.27%
JD.com, Inc., ADR	2.86%
Airbus SE	2.84%
* Excluding money market fund holdings, if any.

C000209214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class A
Trading Symbol	OPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class A)	$129	1.16%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 22.72%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class A) —including sales charge	15.96%	(0.40)%	5.93%
Invesco Global Opportunities Fund (Class A) —excluding sales charge	22.72%	0.73%)	6.53%
MSCI ACWI SMID Cap Index	29.02%	7.96%)	7.24%
MSCI ACWI (Net)	32.79%	11.08%)	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

C000209215 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class C
Trading Symbol	OGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class C)	$213	1.92%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.92%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 21.77%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class C) —including sales charge	20.78%	(0.03)%	5.89%
Invesco Global Opportunities Fund (Class C) —excluding sales charge	21.77%	(0.03)%	5.89%
MSCI ACWI SMID Cap Index	29.02%	7.96%)	7.24%
MSCI ACWI (Net)	32.79%	11.08%)	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

C000209216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R
Trading Symbol	OGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R)	$158	1.42%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.42%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 22.40%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R)	22.40%	0.47%	6.26%
MSCI ACWI SMID Cap Index	29.02%	7.96%	7.24%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

C000209213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class Y
Trading Symbol	OGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class Y)	$103	0.92%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 23.02%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class Y)	23.02%	0.97%	6.79%
MSCI ACWI SMID Cap Index	29.02%	7.96%	7.24%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

C000209211 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R5
Trading Symbol	GOFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R5)	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 23.11%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R5)	23.11%	1.07%	6.73%
MSCI ACWI SMID Cap Index	29.02%	7.96%	7.24%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R6
Trading Symbol	OGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Opportunities Fund (Class R6)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around artificial intelligence (AI) led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better investor sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 23.15%. For the same time period, the MSCI ACWI SMID Cap Index returned 29.02%.
What contributed to performance?
Advanced Micro Devices, Inc. | An American company, which is one of the leading semiconductor businesses in the world and has performed well in the fiscal year. AMD released its first AI Chip that competes directly against NVIDIA. Customer feedback was strong in this arena leading to strong performance.
DISCO Corp. | DISCO specializes in slicing, dicing, grinding, polishing, finishing and packaging silicon wafers. While about half of DISCO's profits emanate from the semiconductor capex budgets which drove growth, the other half is from more predictable after-market consumables, which has led to a smoothing effect on earnings.
PTC, Inc. | An American software company that develops and sells innovative digital solutions that aid product management and development. Their suite of products and capabilities helps customers in regards to augmented reality (AR) and the IoT (Internet of Things). The organization's focus on operational discipline and a differentiated portfolio of offerings helped bolster the company during the reporting period.
What detracted from performance?
Forward Air Corp. | US-based Forward Air provides ground transportation and logistics services throughout North America. The company's acquisition of Omni Logistics stretched its balance sheet and alienated a number of customers. While we recognized the intrinsic value of Forward Air's assets, including to a potential acquiror, we did not have faith in management's ability to steer this business effectively on an independent basis and exited our position.
Carl Zeiss Meditec AG | Carl Zeiss Meditec is a global leader in ophthalmic and other high-precision surgery. Shorter term sales volumes have slowed in the aftermath of COVID-19-related overstocking by customers, especially in China, which negatively impacted performance.
Aston Martin Lagonda Global Holdings PLC | A luxury automaker that has struggled to generate free cash flow needed to fund its product development and service its debts. The position was exited during the first half of the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Opportunities Fund (Class R6)	23.15%	1.11%	6.96%
MSCI ACWI SMID Cap Index	29.02%	7.96%	7.24%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,881,400,966
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 22,929,663
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,881,400,966%
Total number of portfolio holdings	$83%
Total advisory fees paid	$22,929,663%
Portfolio turnover rate	$62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jack Henry & Associates, Inc.	2.97%
SEI Investments Co.	2.84%
Advanced Micro Devices, Inc.	2.54%
WEG S.A.	2.13%
Exponent, Inc.	2.13%
Sysmex Corp.	2.08%
Pool Corp.	2.07%
Manhattan Associates, Inc.	2.01%
MarketAxess Holdings, Inc.	1.93%
Carl Zeiss Meditec AG, BR	1.81%
* Excluding money market fund holdings, if any.

C000209219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class A
Trading Symbol	QMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class A)	$114	1.06%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 15.61%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class A) —including sales charge	9.32%	3.32%	4.34%
Invesco Advantage International Fund (Class A) —excluding sales charge	15.61%	4.48%	4.98%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class A shares changed from 0.85% to 1.18% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class A shares changed from 0.85% to 1.18% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209222 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class C
Trading Symbol	QMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class C)	$194	1.81%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.81%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 14.79%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class C) —including sales charge	13.91%	3.74%	4.31%
Invesco Advantage International Fund (Class C) —excluding sales charge	14.79%	3.74%	4.31%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class C shares changed from 1.60% to 1.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class C shares changed from 1.60% to 1.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209221 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R
Trading Symbol	QMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R)	$141	1.31%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.31%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 15.31%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class R)	15.31%	4.25%	4.73%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class R shares changed from 1.10% to 1.43% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class R shares changed from 1.10% to 1.43% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209220 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class Y
Trading Symbol	QMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class Y)	$85	0.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 15.81%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class Y)	15.81%	4.76%	5.20%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class Y shares changed from 0.60% to 0.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class Y shares changed from 0.60% to 0.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209218 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R5
Trading Symbol	GMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R5)	$89	0.82%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 15.88%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class R5)	15.88%	4.75%	5.14%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class R5 shares changed from 0.60% to 0.93% of the Fund's average daily net assest. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class R5 shares changed from 0.60% to 0.93% of the Fund's average daily net assest. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R6
Trading Symbol	QMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Advantage International Fund (Class R6)	$89	0.82%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 15.89%. For the same time period, the MSCI ACWI ex USA® Index (Net) (“Benchmark Index") returned 24.33%.
What contributed to performance?
Diversified International Stock Portfolio | The Fund's exposure to a diversified portfolio of international stocks, designed to have low tracking error relative to the Benchmark Index, provided growth over the year and performed in line with the Benchmark Index.
What detracted from performance?
Factor tilts to low volatility stocks | The Fund's exposure to low volatility stocks helped to reduce the impact of market volatility and drawdowns relative to the Benchmark Index. However, due to the more defensive nature of the investments, this exposure dragged on overall relative performance as equity markets generally trended upwards over the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/27/15)
Invesco Advantage International Fund (Class R6)	15.89%	4.79%	5.25%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	6.11%

Performance Inception Date	Aug. 27, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 31,998,953
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$31,998,953%
Total number of portfolio holdings	$453%
Total advisory fees paid	$0%
Portfolio turnover rate	$156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.23%
China Construction Bank Corp., H Shares	1.36%
Novo Nordisk A/S, Class B	1.34%
Novartis AG	1.27%
ASML Holding N.V.	1.08%
PDD Holdings, Inc., ADR	1.08%
Roche Holding AG	0.97%
Hitachi Ltd.	0.97%
Samsung Electronics Co. Ltd.	0.92%
Industrial & Commercial Bank of China Ltd., H Shares	0.91%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2024, the expense limitation for Class R6 shares changed from 0.60% to 0.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Material Fund Change Expenses [Text Block]
Effective March 1, 2024, the expense limitation for Class R6 shares changed from 0.60% to 0.93% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class A
Trading Symbol	OIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class A)	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 22.28%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund's underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class A) —including sales charge	15.55%	4.17%	4.13%
Invesco Oppenheimer International Growth Fund (Class A) —excluding sales charge	22.28%	5.35%	4.72%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

C000209229 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class C
Trading Symbol	OIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class C)	$207	1.87%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 21.33%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class C) —including sales charge	20.33%	4.56%	4.09%
Invesco Oppenheimer International Growth Fund (Class C) —excluding sales charge	21.33%	4.56%	4.09%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

C000209230 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R
Trading Symbol	OIGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class R)	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 21.94%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund's underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class R)	21.94%	5.09%	4.45%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

C000209233 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class Y
Trading Symbol	OIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class Y)	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 22.57%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund's underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class Y)	22.57%	5.61%	4.98%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

C000209232 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R5
Trading Symbol	INGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class R5)	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 22.60%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund's underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class R5)	22.60%	5.74%	4.92%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	May 29, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209231 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R6
Trading Symbol	OIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer International Growth Fund (Class R6)	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial investment (AI) investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the fiscal year also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 22.71%, lagging the MSCI ACWI ex USA® Index return of 24.33% for the period. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology sector, and the Fund's underweight positioning in the financials sector.
What contributed to performance?
Dollarama, Inc. | A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated and Dollarama has performed well. We have owned the company for several years as part of our Reorganization of Retail theme. In our opinion, the continuing shift to online buying benefits retailers at the very high and the very low end of pricing.
Novo Nordisk A/S | A Danish company that is the world’s leading maker of care products and insulin for diabetes, a disease that is increasing worldwide. Novo has also introduced the weight loss drug Wegovy, for which demand has been high. Clinical trial results for Wegovy’s reduction of coronary disease risk have exceeded expectations, and the share price has reacted favorably.
ResMed, Inc. | This company produces air flow generators and masks to fight sleep apnea, a condition that remains under-diagnosed. The market is concentrated: ResMed and its close competitor Philips (not a fund holding) have a combined 80% market share. ResMed reported strong sales and earnings growth while continuing to improve its balance sheet strength during the reporting period. We continue to view ResMed’s prospects favorably.
What detracted from performance?
Edenred SE | Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. The stock fell during the reporting period due to regulatory uncertainty in some of its geographies.
HelloFresh SE | A German company that is the largest meal kit provider in the US, as well as several other markets. In our opinion, it is the one company with the scale necessary to achieve attractive profitability in the industry. However, it is taking management longer to execute their growth plans than we had expected when valuing the company. We have therefore exited the position.
AIXTRON SE | A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. In our opinion, AIXTRON is well-placed in the value chain of a growing segment of semiconductor evolution.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer International Growth Fund (Class R6)	22.71%	5.77%	5.14%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,342,467,179
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 46,884,667
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,342,467,179%
Total number of portfolio holdings	$64%
Total advisory fees paid	$46,884,667%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	3.45%
Dollarama, Inc.	3.17%
London Stock Exchange Group PLC	3.10%
Next PLC	2.99%
Reliance Industries Ltd.	2.96%
Compass Group PLC	2.85%
Flutter Entertainment PLC	2.76%
ResMed, Inc.	2.73%
Epiroc AB, Class A	2.69%
ASML Holding N.V.	2.57%
* Excluding money market fund holdings, if any.

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